Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018
Cost	447,846	514,069	97,546	1,059,461
Accumulated depreciation	(148,308)	(204,384)	—	(352,692)

Net book amount	299,538	309,685	97,546	706,769

Year ended December 31, 2018
Opening net book amount	299,538	309,685	97,546	706,769
Additions	119,527	146,291	5,930	271,748
Transfers	43,837	—	(43,837)	—
Disposals	(46,628)	—	(58,702)	(105,330)
Depreciation charge	(88,976)	(161,304)	—	(250,280)

Closing net book amount	327,298	294,672	937	622,907

As of December 31, 2018
Cost	541,279	660,360	937	1,202,576
Accumulated depreciation	(213,981)	(365,688)	—	(579,669)

Net book amount	327,298	294,672	937	622,907

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019
Cost	541,279	660,360	937	1,202,576
Accumulated depreciation	(213,981)	(365,688)	—	(579,669)

Net book amount	327,298	294,672	937	622,907

Year ended December 31, 2019
Opening net book amount	327,298	294,672	937	622,907
Additions	81,615	99,712	—	181,327
Transfers	—	937	(937)	—
Disposals	(10,731)	—	—	(10,731)
Depreciation charge	(101,217)	(175,049)	—	(276,266)

Closing net book amount	296,965	220,272	—	517,237

As of December 31, 2019
Cost	590,724	761,009	—	1,351,733
Accumulated depreciation	(293,759)	(540,737)	—	(834,496)

Net book amount	296,965	220,272	—	517,237

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Development in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	590,724	761,009	—	1,351,733
Accumulated depreciation	(293,759)	(540,737)	—	(834,496)

Net book amount	296,965	220,272	—	517,237

Year ended December 31, 2020
Opening net book amount	296,965	220,272	—	517,237
Additions	61,403	86,892	—	148,295
Disposals	(14,463)	(164)	—	(14,627)
Depreciation charge	(96,797)	(130,065)	—	(226,862)

Closing net book amount	247,108	176,935	—	424,043

As of December 31, 2020
Cost	601,764	804,164	—	1,405,928
Accumulated depreciation	(354,656)	(627,229)	—	(981,885)

Net book amount	247,108	176,935	—	424,043